Adoption of new and revised International Financial Reporting Standards	9 Months Ended
Sep. 30, 2020
Adoption of new and revised International Financial Reporting Standards
Adoption of new and revised International Financial Reporting Standards

3. Adoption of new and revised International Financial Reporting Standards

The accounting policies adopted in the preparation of the condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual financial statements for the year ended December 31, 2019.

New Standards and Interpretations, which became effective as of January 1, 2020, did not have a material impact on our condensed consolidated financial statements.